Summary of material accounting policies (Details 3) - Argentina Consumer Price [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Level of price index	10,077.55	7,701.19	3,520.08
Index percentage variation of Argentina Consumer Price Index	30.90%	118.80%	209.10%